Note 13 - Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,
	2022	2023
	$	$

Deductible input value-added tax	8	32
Others	339	332

Total	347	364

Other Current Liabilities [Table Text Block]
	December 31,
	2022	2023
	$	$

Compensation related	1,330	1,429
Professional services	6	52
Income tax and other taxes payable	32	16
Others	116	91

Total	1,484	1,588

Other Noncurrent Liabilities [Table Text Block]
	December 31,
	2022	2023
	$	$

Compensation related	85	112
Income tax payable	3,240	3,238
Other taxes payable	336	355

Total	3,661	3,705